Convertible Promissory Notes (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 01, 2023	Mar. 08, 2023	Feb. 01, 2021	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Jan. 11, 2021
Convertible Promissory Notes [Line Items]
Derivative liabilities				$ 7,100
Debt discount				28,832	$ 1,640
Convertible notes principal amount					$ 500
Fair value of beneficial conversion feature				3,900
Aggregate principal amount	$ 2,000	$ 1,600
IPO [Member]
Convertible Promissory Notes [Line Items]
Aggregate principal amount			$ 13,100
Shares of common stock (in Shares)			8,485
Convertible Notes [Member]
Convertible Promissory Notes [Line Items]
Conversion price (in Dollars per share)						$ 7.64	$ 1,544
Principal				13,100
Debt discount				587
Convertible Notes [Member] | IPO [Member]
Convertible Promissory Notes [Line Items]
Conversion price (in Dollars per share)			$ 1,544
Convertible Notes Payable [Member]
Convertible Promissory Notes [Line Items]
Gain on extinguishment				2,700
Extinguished debit				19,700
Fair value of the new convertible notes				17,000
Convertible notes principal amount				$ 13,100